Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands														1 Months Ended						2 Months Ended	3 Months Ended	12 Months Ended
	May 13, 2023	May 10, 2023	May 08, 2023	Apr. 27, 2023	Apr. 17, 2023	Mar. 06, 2023	Feb. 07, 2023	Feb. 03, 2023	Jan. 13, 2023	Jan. 09, 2023	Dec. 28, 2022	Oct. 10, 2022	Nov. 22, 2020	May 24, 2023	May 11, 2023	Apr. 30, 2023	Feb. 28, 2023	Jan. 25, 2023	Oct. 19, 2022	May 31, 2023	Mar. 31, 2023	Dec. 31, 2022	May 09, 2023	Mar. 23, 2023	Nov. 08, 2022	Nov. 03, 2022	Aug. 14, 2022	Aug. 10, 2021	Aug. 05, 2021	Jul. 12, 2021	Jan. 27, 2021
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price																												$ 10
Class of Warrant or Right, Exercise Price of Warrants or Rights																															$ 2.767
Debt Instrument, Face Amount (in Dollars)																														$ 1,200
Debt Instrument, Term																						1 year
Warrants and Rights Outstanding, Term																						6 years							6 years
Conversion price amount (in Dollars)																					$ 46,296	$ 926
Class A common stock (in Shares)												11,496,868	423,053						11,496,868
Short-term (in Dollars)																					20,000
Investor (in Dollars)																					20,000
Investor funds (in Dollars)																					$ 5,000
Tranche C Notes description																						Between January 13, 2023 and February 7, 2023, the Investors exercised 25,080,851 NPA ATW Warrants using an exercise price of $0.23 per share into 20,040,709 shares of Class A Common Stock.
Cash proceed (in Dollars)																						$ 4,100
SPA Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 1.05	$ 0.23 [1]
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity market capitalization (in Dollars)									$ 3,000,000
Subsequent Event, Description																		On January 25, 2023, FFIE entered into a Limited Consent and Amendment No. 5 to the SPA (“Fifth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun as purchaser, pursuant to which Senyun agreed to purchase 10.0 million in principal amount of additional SPA Notes no later than January 27, 2023, which 10.0 million amount was funded on January 26, 2023. Pursuant to the Fifth Amendment, FFIE also agreed (a) to use commercially reasonable efforts to file an amendment to the Company’s registration statement (File No. 333-268972) no later than January 29, 2023 and to seek effectiveness of such registration statement on or prior to February 10, 2023, which effectiveness notice was received on February 8, 2023; (b) to use commercially reasonable efforts to file an additional registration statement on Form S-1 registering the re-sale by Senyun of all remaining shares of Class A Common Stock underlying Senyun’s SPA Notes and SPA Warrants no later than February 10, 2023 and to seek effectiveness of such additional registration statement as promptly as practicable thereafter (which registration statement was eventually filed on February 13, 2023); (c) to honor the conversion notice submitted by Senyun on January 18, 2023, and to reserve sufficient shares of Class A Common Stock to satisfy the conversion and exercise of all of Senyun’s SPA Notes and SPA Warrants to the extent FFIE has sufficient authorized but unissued or uncommitted shares of Class A Common Stock. The notes subjected to the January 18, 2023 conversion notice were issued in February 2023.
Amount paid (in Dollars)								$ 135,000
Stockholder approval description								The Tranche C Notes constitute SPA Notes and, among others, are issuable at 10% original issue discount and have a $1.05 base conversion price subject to full ratchet anti-dilution price protection and other adjustments as set forth therein, five year interest make-whole (calculated using the greater of (x) $0.21 per share of Common Stock and (y) 90% of the lowest VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock), which entitle the lenders to receive all interest that accrued and would have accrued on their converted notes had they been held to maturity, 10% per annum interest rate (or 15% if paid in Common Stock subject to certain conditions). As part of the Sixth Amendment, the Company agreed to issue warrants, which constitute SPA Warrants, to purchase number of shares of Common Stock equal to 33% of such purchaser’s conversion shares, with an exercise price equal to $1.05 per share, subject to full ratchet anti-dilution price protection and other adjustments and a seven year termination date. Each purchaser also has the option to purchase a certain amount of additional notes and warrants from time to time for twelve months from the effective date of the Sixth Amendment (“Tranche D Notes”). The Company received gross proceeds of $70.0 million as part of the Sixth Amendment ($62.2 million net of original issue discount and transaction costs).
Purchase additional																	20.00%
Gross proceeds (in Dollars)																	$ 18,000
Original issuance discount (in Dollars)																	$ 16,200
Subsequent Event [Member] | SPA Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 0.89
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars)	$ 6,000													$ 6,000
Shares issued (in Shares)	52,142,115													52,142,115
Restricted Stock Units (RSUs) [Member]
Subsequent Events (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																					5,932,766
Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																					$ 1.08
Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)				386,574	54,011
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.27	$ 0.35
Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)																						900,000,000				825,000,000
Minimum [Member] | SPA Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					0.23
Minimum [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)																	815,000,000
Minimum [Member] | Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																	900,000,000
Minimum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Conversion price	$ 1.05													$ 1.05
Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)																						1,775,000,000				900,000,000
Maximum [Member] | SPA Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					5
Maximum [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)																	1,690,000,000
Maximum [Member] | Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																	1,775,000,000
Maximum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Conversion price	$ 0.14													$ 0.14
Tranche B Notes [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)																								$ 5,000
Debt Instrument, Discount, Percent																								16.00%
Tranche B Notes [Member] | ATW Partners LLC And RAAJJ Trading LLC [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)																$ 4,000
Proceeds From Debt, Net Of Original Issuance Discount (in Dollars)																$ 3,600
Tranche C Notes [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)																								$ 40,000
Debt Instrument, Discount, Percent																								14.00%
Tranche C Notes [Member] | ATW Partners LLC [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)																				$ 15,000
Proceeds From Debt, Net Of Original Issuance Discount (in Dollars)																				$ 13,500
SPA Notes [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Floor Price																					0.21
Debt Instrument, Convertible, Conversion Price																					$ 1.05
Conversion price amount (in Dollars)											$ 900
SPA Notes [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)						$ 220,300
Proceeds From Debt, Net Of Original Issuance Discount (in Dollars)						$ 193,300
Debt Instrument, Face Amount (in Dollars)								$ 135,000																$ 25,000			$ 25,000
SPA Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Floor Price																							0.1
Debt Instrument, Convertible, Conversion Price																							$ 0.89
Unsecured SPA Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)		$ 3,300
Proceeds From Debt, Net Of Original Issuance Discount (in Dollars)		$ 3,000
Debt Instrument, Period Between Each Closing			15 days
Conversion price amount (in Dollars)															$ 3,300
Class A common stock (in Shares)															23,691,100
Unsecured SPA Notes [Member] | Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price															$ 0.89
Unsecured SPA Notes [Member] | Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price															0.14
Unsecured SPA Notes [Member] | Metaverse Horizon Limited and V W Investment Holding Limited [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)			$ 100,000
Unsecured SPA Notes [Member] | Metaverse Horizon Limited and V W Investment Holding Limited [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.89
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.89
Debt Instrument, Face Amount (in Dollars)			$ 100,000
Debt Instrument, Discount, Percent			10.00%
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Term			6 years
Class Of Warrant Or Right, Percent Of Purchaser's Conversion Shares			33.00%
Warrants and Rights Outstanding, Term			7 years
Debt Instrument, Convertible, Threshold, Percentage Of Initial Principal Amount			50.00%
Bridge Notes [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)																					$ 61,600
Bridge Notes [Member] | Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price															1.05
Bridge Notes [Member] | Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price															$ 0.14
Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount (in Dollars)										$ 23,500
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price																											$ 2.69
Class A Common Stock [Member] | SPA Notes [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price																									$ 0.21
Class A Common Stock [Member] | Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Class A common stock (in Shares)										78,342,565
Class A Common Stock [Member] | Amended ATW Convertible Notes [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price										$ 0.89
Class A Common Stock [Member] | Amended ATW Convertible Notes [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price										$ 1.05
FFIE [Member] | Class A Common Stock [Member] | SPA Warrants [Member]
Subsequent Events (Details) [Line Items]
Exchage agreement decription																						(i) the provision under the ATW NPA Warrants and SPA Warrants then-issued that allowed investors to receive the right to purchase additional shares in connection with down round financings was removed, (ii) the ATW NPA Warrants and FF Simplicity’s SPA Warrants then issued, exercisable for an aggregate of 198,129,990 shares of Class A Common Stock, were exchanged for a combination of new warrants, exercisable at $0.23 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 42,489,346 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $25.0 million, and (ii) Senyun’s SPA Warrants then issued, exercisable for an aggregate amount of 276,270,842 shares of Class A Common Stock, were exchanged for a combination of new warrants, each exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 48,000,000 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $16.0 million (collectively with the notes issued pursuant to clause (ii), the “exchange Notes”). The Exchange Notes are convertible at a conversion rate calculated at the lesser of (a) 90% of the VWAP for the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock or (b) the greater of (x) $0.21 per share of Common Stock and (y) 90% of the average VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock. The Exchange Notes will constitute SPA Notes, except: (i) the holders thereof do not have the option under the SPA to purchase certain additional SPA Notes within 24 months from the effective date of the Sixth Amendment; (ii) such notes are not subject to any prepayment premium or penalty applicable to other SPA Notes; (iii) such notes are not subject to an original discount of 10%; and (iv) such notes are not entitled to the most favorable terms granted to other SPA Notes purchased simultaneously or after the purchase of such notes. Such notes are prepayable and redeemable at par at any time by FFIE upon fifteen days’ prior written notice.
FFIE [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized (in Shares)							31,087,999		31,087,999
FF Simplicity [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)							35,314,752		35,314,752
Senyun [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)							0.23		0.23

[1]	The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at each reporting date.